Deferred revenues (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deferred revenues	R$ 765,711	R$ 839,867
Current portion	(259,527)	(280,422)
Non-current portion	506,184	559,445
Prepaid Services [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	130,783	172,824
Anticipated Revenue [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	31,058	35,510
Deferred Revenue On Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	518,445	572,540
Contractual Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	R$ 85,425	R$ 58,993